Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A Shares
Shareholder Report [Line Items]
Fund Name	Union Street Partners Value Fund
Class Name	Class A Shares
Trading Symbol	USPVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Union Street Partners Value Fund, Class A Shares for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at unionstreetvaluefund.com/literature/. You can also contact us at 1-800-673-0550.
Additional Information Phone Number	1-800-673-0550
Additional Information Website	unionstreetvaluefund.com/literature/.
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.40%¹
¹	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 81,574,571
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 292,255
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Net Assets	$81,574,571
Number of Holdings	25
Total Net Advisory Fee	$292,255
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	7.60%
JPMorgan Chase & Co.	7.53%
Microsoft Corp.	6.94%
Meta Platforms, Inc.	6.90%
Goldman Sachs Group, Inc.	5.50%
Dollar Tree, Inc.	5.38%
FedEx Corp.	5.28%
Johnson & Johnson	4.34%
Exxon Mobil Corp.	4.11%
The Boeing Co.	3.46%

Class C Shares
Shareholder Report [Line Items]
Fund Name	Union Street Partners Value Fund
Class Name	Class C Shares
Trading Symbol	USPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Union Street Partners Value Fund, Class C Shares for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at unionstreetvaluefund.com/literature/. You can also contact us at 1-800-673-0550.
Additional Information Phone Number	1-800-673-0550
Additional Information Website	unionstreetvaluefund.com/literature/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.15%¹
¹	Annualized.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.15%	[2]
Net Assets	$ 81,574,571
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 292,255
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Net Assets	$81,574,571
Number of Holdings	25
Total Net Advisory Fee	$292,255
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	7.60%
JPMorgan Chase & Co.	7.53%
Microsoft Corp.	6.94%
Meta Platforms, Inc.	6.90%
Goldman Sachs Group, Inc.	5.50%
Dollar Tree, Inc.	5.38%
FedEx Corp.	5.28%
Johnson & Johnson	4.34%
Exxon Mobil Corp.	4.11%
The Boeing Co.	3.46%

Advisor Class Shares
Shareholder Report [Line Items]
Fund Name	Union Street Partners Value Fund
Class Name	Advisor Class Shares
Trading Symbol	USPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Union Street Partners Value Fund, Advisor Class Shares for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at unionstreetvaluefund.com/literature/. You can also contact us at 1-800-673-0550.
Additional Information Phone Number	1-800-673-0550
Additional Information Website	unionstreetvaluefund.com/literature/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	1.15%¹
¹	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[3]
Net Assets	$ 81,574,571
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 292,255
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Net Assets	$81,574,571
Number of Holdings	25
Total Net Advisory Fee	$292,255
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	7.60%
JPMorgan Chase & Co.	7.53%
Microsoft Corp.	6.94%
Meta Platforms, Inc.	6.90%
Goldman Sachs Group, Inc.	5.50%
Dollar Tree, Inc.	5.38%
FedEx Corp.	5.28%
Johnson & Johnson	4.34%
Exxon Mobil Corp.	4.11%
The Boeing Co.	3.46%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.